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1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

Direct Dial: (202) 419-8402

April 25, 2011

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                  Nationwide Variable Insurance Trust (the “Registrant”)
SEC File Nos. 002-73024 and 811-03213
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectuses for each of the following funds:

American Century NVIT Growth Fund
American Century NVIT Multi Cap Value Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Enhanced Income Fund
NVIT Government Bond Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund

NVIT Money Market Fund
NVIT Multi Sector Bond Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Worldwide Leaders Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 146/147 to the Registration Statement of Nationwide Variable Insurance Trust that has been filed electronically on April 15, 2011.  Also, the Statements of Additional Information relating to the above-referenced funds, in addition to the following funds:

NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Cardinal Aggressive Fund
NVIT Cardinal Balanced Fund
NVIT Cardinal Capital Appreciation Fund
NVIT Cardinal Conservative Fund
NVIT Cardinal Moderate Fund
NVIT Cardinal Moderately Aggressive Fund
NVIT Cardinal Moderately Conservative Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Developing Markets Fund
NVIT Income Bond Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 146/147 to the Registration Statement of the Nationwide Variable Insurance Trust that have been filed electronically on April 15, 2011.

Post-Effective Amendment Nos. 146/147 will become effective with the Securities and Exchange Commission on April 30, 2011.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8402.

Very truly yours,

/s/  Christopher J. Zimmerman
     Christopher J. Zimmerman